Funded Status of Gratuity Plan and Amounts Recognized in Bank's Financial Statements (Detail) - Gratuity ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)	Mar. 31, 2018 USD ($)
Change in benefit obligations:
Projected benefit obligation ("PBO"), beginning of the period	₨ 5,225.6	$ 80.3	₨ 3,590.6
Service cost	741.0	11.4	860.6	₨ 513.3
Interest cost	392.2	6.0	454.6	256.1
Actuarial(gains)/ losses	97.8	1.5	774.5
Benefits paid	(481.1)	(7.4)	(454.7)
Projected benefit obligation, end of the period	5,975.5	91.8	5,225.6	3,590.6
Change in plan assets:
Fair value of plan assets, beginning of the period	3,902.2	59.9	2,879.3
Expected return on plan assets	297.4	4.6	389.7	212.3
Actuarial gains/(losses)	12.7	0.2	486.9
Actual return on plan assets	310.1	4.8	876.6
Employer contributions	842.2	12.9	601.0
Benefits paid	(481.1)	(7.4)	(454.7)
Fair value of plan assets, end of the period	4,573.4	$ 70.2	3,902.2	₨ 2,879.3
Funded Status	₨ (1,402.1)		₨ (1,323.4)		$ (21.6)